Subsequent events (Details)				12 Months Ended
	Oct. 15, 2021 USD ($)	Apr. 26, 2019 USD ($)	Apr. 15, 2019 USD ($)	Dec. 31, 2020 USD ($) project	Dec. 31, 2019
Subsequent Event [Line Items]
Number of projects | project				2
Consideration for equity method				$ 225,290,809
Interest rate (as a percent)				4.25%	4.25%
October 2021 Senior Secured Notes due on October 16, 2021 at 14.20% [Member]
Subsequent Event [Line Items]
Debt instrument, aggregate principal amount		$ 100,000,000	$ 200,000,000
Debt term		2 years 6 months	2 years 6 months
Henan Yanchuang Enterprise Management Consulting Co. Ltd
Subsequent Event [Line Items]
Equity Method Investees, Ownership				49.00%
Consideration for equity method				$ 0
Jiazhaoye Health Industry (Sanya) Investment Co., Ltd
Subsequent Event [Line Items]
Equity Method Investees, Ownership				49.00%
Consideration for equity method				$ 225,290,809
Payments to acquire equity method				$ 225,290,809
Percentage of equity interest exchanged				49.00%
Kaisa Group [Member]
Subsequent Event [Line Items]
Equity Method Investees, Ownership				49.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash consideration in full satisfaction of the exchange consideration	$ 19,101,080
Subsequent Event [Member] | October 2021 Senior Secured Notes due on October 16, 2021 at 14.20% [Member]
Subsequent Event [Line Items]
Debt instrument, aggregate principal amount	$ 207,680,000
Subsequent Event [Member] | October 2021 Senior Secured Notes Due On October 15 2023 At 14.20% [Member]
Subsequent Event [Line Items]
Aggregate principal amount of new notes	205,401,000
Interest rate (as a percent)	14.20%
Debt term	2 years